UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22395

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

(Exact Name of Registrant as Specified in its Charter)

1233 Haddonfield – Berlin Road, Suite #7
Voorhees, NJ 08043

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (856) 210-6779

Peter C. Zeuli
Philadelphia Investment Partners, LLC
1233 Haddonfield – Berlin Road, Suite #7
Voorhees, NJ 08043

(Name and Address of Agent for Service)

Copy to:

Terrance James Reilly, Esq.
Montgomery, McCracken, Walker & Rhoads, LLP
123 South Broad Street
Avenue of the Arts
Philadelphia, PA  19109

Registrant's telephone number, including area code: (856) 210-6779

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Philadelphia Investment Partners New Generation Fund
	Schedule of Investments
	June 30, 2012 (Unaudited)

Shares				Value

COMMON STOCK - 81.46%

Application Software - 2.86%
4,500	Microsoft Corp.			$ 137,655
2,000	Microsoft Corp. ***			61,180
				198,835
Biotechnology - 0.37%
12,000	Aastrom Biosciences, Inc. *			25,800

Broadcasting-Radio - 2.66%
25,000	Sirius XM Radio, Inc. *			46,250
75,000	Sirius XM Radio, Inc. (*) (***)			138,750
				185,000
Business Services - 2.42%
5,500	The Western Union Co.			92,620
4,500	The Western Union Co. ***			75,780
				168,400
CATV Systems - 2.65%
1,750	Time Warner Cable, Inc.			143,675
500	Time Warner Cable, Inc. ***			41,050
				184,725
Catalog & Mail Order Houses - 3.28%
1,000	Amazon.com, Inc. (*) (***)			228,350

Chemicals - Major Diversified - 3.27%
500	E. I. du Pont de Nemours and Co.			25,285
4,000	E. I. du Pont de Nemours and Co. ***			202,280
				227,565
Cigarettes - 2.82%
225	Philip Morris International, Inc.			19,633
2,025	Philip Morris International, Inc. ***			176,702
				196,335
Communications Services, NEC - 0.07%
150	Facebook, Inc. *			4,663

Copper - 2.45%
1,400	Freeport-McMoRan Copper & Gold, Inc.			47,698
3,600	Freeport-McMoRan Copper & Gold, Inc. ***			122,652
				170,350
Deep Sea Foreign Transportation of Freight - 2.47%
5,400	Ship Finance International Ltd.			84,402
5,600	Ship Finance International Ltd. ***			87,528
				171,930
Department Stores - 2.53%
2,100	The TJX Companies, Inc.			90,153
2,000	The TJX Companies, Inc. ***			85,860
				176,013
Diversified Computer Systems - 2.25%
320	International Business Machines Corp.			62,585
480	International Business Machines Corp. ***			93,878
				156,463
Diversified Investments - 1.51%
840	The Goldman Sachs Group, Inc.			80,521
260	The Goldman Sachs Group, Inc. ***			24,924
				105,445
Drug Manufacturers-Major - 4.79%
1,510	Abbott Laboratories			97,350
1,740	Abbott Laboratories ***			112,178
6,000	Amarin Corp. Plc ADR *			86,760
6,000	Pozen, Inc. *			37,380
				333,668
Farm & Construction Machinery - 1.83%
350	Caterpillar, Inc.			29,718
1,150	Caterpillar, Inc. ***			97,647
				127,365
Farm Machinery & Equipment - 1.43%
500	Joy Global, Inc.			28,365
1,250	Joy Global, Inc. ***			70,913
				99,278
General Entertainment - 3.82%
105	Priceline.com, Inc. *			69,775
295	Priceline.com, Inc. (*) (***)			196,033
				265,808
Industrial Electrical Equipment - 2.66%
1,250	Littelfuse, Inc.			71,113
2,000	Littelfuse, Inc. ***			113,780
				184,893
Internet Information Providers - 2.50%
50	Google Inc. Class A *			29,003
250	Google Inc. Class A (*) (***)			145,018
				174,021
Investment Brokerage-National - 1.83%
5,500	TD Ameritrade Holding Corp.			93,500
2,000	TD Ameritrade Holding Corp. ***			34,000
				127,500
Management Services - 2.81%
1,400	Accenture PLC Class A (Ireland)			84,126
1,850	Accenture PLC Class A (Ireland) ***			111,167
				195,293
Money Center Banks - 4.85%
2,000	JP Morgan Chase & Co.			71,460
3,000	JP Morgan Chase & Co. ***			107,190
1,100	Royal Bank of Canada			56,342
2,000	Royal Bank of Canada ***			102,440
				337,432
Networking & Communication Devices - 1.23%
5,000	Cisco Systems, Inc.			85,850

Oil & Gas Refining & Marketing. - 2.80%
1,500	Holly Frontier Corp.			53,144
4,000	Holly Frontier Corp.			141,720
				194,864
Personal Computers - 3.36%
400	Apple, Inc. (*) (***)			233,600

Processed & Packaged Goods - 0.31%
1,000	Green Mountain Coffee Roasters, Inc. *			21,780

Semiconductor-Integrated Circuits - 2.29%
10,750	Micrel, Inc.			102,448
6,000	Micrel, Inc. ***			57,180
				159,628
Specialty Eateries - 2.68%
1,500	Starbucks Corp.			79,980
2,000	Starbucks Corp. ***			106,640
				186,620
Specialty Retail, Other - 2.64%
800	Sotheby's			26,688
4,700	Sotheby's ***			156,792
				183,480
Sporting Goods - 5.19%
3,000	Sturm, Ruger & Co., Inc.			120,450
6,000	Sturm, Ruger & Co., Inc. ***			240,900
				361,350
Telecom Services-Domestic - 2.84%
2,675	CenturyLink, Inc.			105,636
2,325	CenturyLink, Inc. ***			91,814
				197,450

TOTAL FOR COMMON STOCK (Cost $5,352,472) - 81.46%				$ 5,669,754

EXCHANGE TRADED FUNDS - 14.19%
1,650	iPath MSCI India Index ETN *			85,091
2,000	iPath MSCI India Index ETN (*) (***)			103,140
1,775	iShares MSCI Brazil Index			91,759
1,475	iShares MSCI Brazil Index ***			76,250
5,250	iShares MSCI Germany Index			103,950
6,000	iShares MSCI Hong Kong Index			98,400
3,000	iShares MSCI Hong Kong Index ***			49,200
1,450	Market Vectors TR Russia ETF			37,932
5,550	Market Vectors TR Russia ETF ***			145,188
525	SPDR Gold Shares *			84,475
725	SPDR Gold Shares (*) (***)			112,513

TOTAL EXCHANGE TRADED FUNDS (Cost $1,066,927) - 14.19%				987,898

LIMITED PARTNERSHIPS - 2.63%
7,150	Blackstone Group LP			93,450
6,850	Blackstone Group LP ***			89,530

TOTAL FOR LIMITED PARTNERSHIPS (Cost $190,219) - 2.63%				182,980

PUT OPTIONS - 0.28% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Abbott Laboratories
1,600	July 2012 Puts @ 60.00			176

	Accenture plc
1,600	July 2012 Puts @ 55.00			224

	Amarin Corp.
3,000	July 2012 Puts @ 11.00			600

	Amazon.com, Inc.
600	July 2012 Puts @ 210.00			708

	Apple, Inc.
200	July 2012 Puts @ 550.00			536

	Blackstone Group
7,000	July 2012 Puts @ 12.00			700

	Caterpillar, Inc.
700	July 2012 Puts @ 80.00			574

	CenturyLink, Inc.
2,500	July 2012 Puts @ 36.00			125

	EI DuPont de Nemours & Co.
2,500	July 2012 Puts @ 47.00			475

	Freeport-McMoRan Copper & Gold, Inc.
2,500	July 2012 Puts @ 32.00			1,250

	Goldman Sachs Group, Inc.
600	July 2012 Puts @ 90.00			624

	Google, Inc.
200	July 2012 Puts @ 530.00			742

	Holly Frontier Corp.
3,000	July 2012 Puts @ 29.50			300

	iPath MSCI India Index ETN
2,000	July 2012 Puts @ 46.00			900

	International Business Machines Corp.
400	July 2012 Puts @ 185.00			396

	iShares MSCI Brazil Index
2,000	July 2012 Puts @ 48.50			820

	iShares MSCI Germany Index
2,500	July 2012 Puts @ 18.00			250

	iShares MSCI Hong Kong Index
3,000	July 2012 Puts @ 15.00			300

	JPMorgan Chase & Co.
2,500	July 2012 Puts @ 33.00			1,175

	Joy Global, Inc.
1,100	July 2012 Puts @ 52.50			924

	Market Vectors Russia ETF
3,500	July 2012 Puts @ 24.00			700

	Microsoft Corp.
3,500	July 2012 Puts @ 28.00			350

	Russell 2000
2,000	July 2012 Puts @ 680.00			640

	Sotheby's
3,000	July 2012 Puts @ 28.00			300

	SPDR Gold Shares
800	July 2012 Puts @ 150.00			680

	S&P 500
2,000	July 2012 Puts @ 1180.00			900

	Starbucks Corp.
2,000	July 2012 Puts @ 50.00			720

	Sturm, Ruger & Co., Inc.
9,000	July 2012 Puts @ 30.00			1,350

	TD Ameritrade Holding Corp.
4,000	July 2012 Puts @ 16.00			600

	TJX Co, Inc.
2,000	July 2012 Puts @ 38.75			200

	Time Warner Cable, Inc.
1,100	July 2012 Puts @ 72.50			165

	The Western Union Co.
5,000	July 2012 Puts @ 15.00			250

	Priceline.com, Inc.
200	July 2012 Puts @ 615.00			760

	Total (Premiums Paid - $84,037)			$ 19,414

CALL OPTIONS - 2.03% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call
	Accenture plc
1,000	August 2012 Calls @ 55.00			5,400

	Amazon.com, Inc.
500	August 2012 Calls @ 225.00			6,900

	Apple, Inc.
200	August 2012 Calls @ 500.00			17,500

	Caterpillar, Inc.
800	July 2012 Calls @ 82.50			2,760
500	August 2012 Calls @ 87.50			1,190
				3,950
	Cisco Systems, Inc.
2,500	July 2012 Calls @ 16.00			2,800

	Consumer Discret Select Sector SPDR
2,000	July 2012 Calls @ 45.00			240

	Consumer Staples Select Sector SPDR
2,500	July 2012 Calls @ 35.00			450

	EI DuPont de Nemours & Co.
1,000	August 2012 Calls @ 48.00			3,225

	Facebook, Inc.
3,000	July 2012 Calls @ 38.00			90

	Financial Select Sector
5,000	July 2012 Calls @ 15.00			700

	Freeport-McMoRan Copper & Gold, Inc.
1,000	August 2012 Calls @ 31.00			3,510
1,000	August 2012 Calls @ 33.00			2,160
				5,670
	Google, Inc.
200	August 2012 Calls @ 560.00			7,080

	Green Mountain Coffee Roasters, Inc.
3,000	July 2012 Calls @ 21.00			4,350

	Holly Frontier Corp.
1,000	August 2012 Calls @ 31.00			5,150

	Industrial Select Sector SPDR
2,000	July 2012 Calls @ 36.00			760

	iShares FTSE China 25 Index Fund
1,500	July 2012 Calls @ 35.00			405

	iShares MSCI Spain Index
2,000	August 2012 Calls @ 24.00			2,500

	iShares MSCI Switzerland Index
3,000	August 2012 Calls @ 23.00			900

	iShares S&P SmallCap 600 Index
800	July 2012 Calls @ 72.00			1,620

	iShares S&P SmallCap 600 Growth
1,000	July 2012 Calls @ 79.00			2,450

	JPMorgan Chase & Co.
1,000	August 2012 Calls @ 34.00			2,580

	Joy Global, Inc.
1,000	August 2012 Calls @ 52.50			6,200
500	July 2012 Calls @ 60.00			450
				6,650
	Market Vectors Russia ETF
1,000	August 2012 Calls @ 24.00			2,675

	Micrel, Inc.
2,000	August 2012 Calls @ 7.50			4,450

	Microsoft Corp.
1,000	August 2012 Calls @ 29.00			1,990

	Philip Morris International, Inc.
1,000	August 2012 Calls @ 82.50			5,000

	Russell 2000
2,000	July 2012 Calls @ 870.00			420

	SIRIUS XM Radio, Inc.
5,000	August 2012 Calls @ 1.50			1,825

	Ship Finance International Ltd.
1,000	August 2012 Calls @ 12.50			3,250

	Sotheby's
1,000	August 2012 Calls @ 29.00			5,150

	S&P 500
2,000	July 2012 Calls @ 1420.00			2,900

	Sturm, Ruger & Company, Inc. Co
3,000	July 2012 Calls @ 35.00			17,100

	Technology Select Sector SPDR
2,000	July 2012 Calls @ 29.00			580

	United States Natural Gas Fund
5,000	July 2012 Calls @ 22.00			1,100

	Vanguard MSCI Europe ETF
2,500	July 2012 Calls @ 42.00			3,250

	Vanguard Small Cap Value ETF
1,400	July 2012 Calls @ 67.00			2,660

	Priceline.com, Inc.
200	August 2012 Calls @ 655.00			7,820

	Total (Premiums Paid - $120,141)			$ 141,540

SHORT TERM INVESTMENTS - 2.18%
160,417	Invesco Stit Liquid Assets Portfolio Private Class #1915 0.02% ** (Cost $151,729)			151,729

TOTAL INVESTMENTS (Cost $6,965,525) - 102.73%				$ 7,150,315

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.73)%				(189,722)

NET ASSETS - 100.00%				$ 6,960,593

* Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at June 30, 2012.

NOTES TO FINANCIAL STATEMENTS
Philadelphia Investment Partners New Generation Fund
1. SECURITY TRANSACTIONS

At June 30, 2012 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $6,965,525 amounted to $148,029 which consisted of aggregate gross unrealized appreciation of $676,377 and aggregate gross unrealized depreciation of $528,348.

2. SECURITY VALUATION

Common and Preferred Stocks.  Stocks represent shares of ownership in a company.  Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated.  After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow.  Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.  While most preferred stocks pay a dividend, the Fund purchases preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.  Such investments would be made primarily for their capital appreciation potential.

ETF.  The Fund invests in shares of ETFs, which typically are designed to provide investment results corresponding to a securities (or commodities) index.  These may include Standard & Poor’s Depositary Receipts (“SPDRs”), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as “Nasdaq-100 Shares”) and iShares exchange-traded Fund (“iShares”), such as iShares Russell 2000 Growth Index Fund.  ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index.  The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively.  The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund.  ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index.  ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

Valuation InPut of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$5,669,754	$0	$0	$5,669,754
Exchange Traded Funds	$987,898	$0	$0	$987,898
Limited Partnership	$182,980	$0	$0	$0
Options	$160,954	$0	$0	$0
Cash Equivalents	$151,729	$0	$0	$151,729
Total	$7,153,315	$0	$0	$7,153,315

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

By: /s/  PETER C. ZEULI

Name:  Peter C. Zeuli

Title:    Trustee, Chief Executive Officer

and Chief Financial Officer

Date September 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/  PETER C. ZEULI

Name:  Peter C. Zeuli

Title:    Trustee, Chief Executive Officer

and Chief Financial Officer

Date September 5, 2012

* Print the name and title of each signing officer under his or her signature.